Available-for-sale Financial Assets - Summary of Available-for-sale Financial Assets (Detail) $ in Thousands	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	$ 1,212,165
Current	89,159
Non-current	1,123,006
Unquoted ordinary shares [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	605,110
Quoted ordinary shares [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	279,791
Limited partnership [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	246,072
Unquoted preferred shares [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	57,367
Open-end mutual funds [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	$ 23,825